Business Combination and Deferred and Contingent Considerations on Acquisitions (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Oct. 08, 2023	Dec. 31, 2025	Dec. 31, 2024	May 15, 2025	Nov. 30, 2024	Nov. 11, 2022
Business Combination and Deferred and Contingent Considerations on Acquisitions [Line Items]
Percentage of issued and outstanding				100.00%
Percentage of contingent consideration payment						42.09%
Deferred and contingent consideration		R$ 1,442
Onclick [Member]
Business Combination and Deferred and Contingent Considerations on Acquisitions [Line Items]
Partial payment		4,200	R$ 200
Deferred and contingent consideration		R$ 21,200
Onclick [Member] | First Year [Member]
Business Combination and Deferred and Contingent Considerations on Acquisitions [Line Items]
Percentage of acquisition price		25.00%
Onclick [Member] | Last Two Years [Member]
Business Combination and Deferred and Contingent Considerations on Acquisitions [Line Items]
Percentage of acquisition price		12.50%
Onclick [Member] | First Installment [Member]
Business Combination and Deferred and Contingent Considerations on Acquisitions [Line Items]
Installments amount payable		R$ 9,600
Onclick [Member] | Second Installments [Member]
Business Combination and Deferred and Contingent Considerations on Acquisitions [Line Items]
Installments amount payable		13,200
Mercos [Member]
Business Combination and Deferred and Contingent Considerations on Acquisitions [Line Items]
Partial payment	R$ 22,000
Equity ownership percentage	8.00%
Leadlovers [Member]
Business Combination and Deferred and Contingent Considerations on Acquisitions [Line Items]
Partial payment		5,900
Deferred and contingent consideration		62,300
Leadlovers [Member] | First and Second Installments [Member]
Business Combination and Deferred and Contingent Considerations on Acquisitions [Line Items]
Installments amount payable		37,400
Leadlovers [Member] | Third Installments [Member]
Business Combination and Deferred and Contingent Considerations on Acquisitions [Line Items]
Installments amount payable		19,400
Effecti [Member]
Business Combination and Deferred and Contingent Considerations on Acquisitions [Line Items]
Deferred and contingent consideration		129,300
Installments amount payable		26,800
Unpaid debts due					R$ 2,500
Effecti [Member] | First Installment [Member]
Business Combination and Deferred and Contingent Considerations on Acquisitions [Line Items]
Installments amount payable			3,900
Datahub [Member]
Business Combination and Deferred and Contingent Considerations on Acquisitions [Line Items]
Partial payment		2,100
Deferred and contingent consideration		27,900
Payment settled in shares		9,300
Datahub [Member] | First and Second Installments [Member]
Business Combination and Deferred and Contingent Considerations on Acquisitions [Line Items]
Installments amount payable		16,800
Datahub [Member] | Third Installments [Member]
Business Combination and Deferred and Contingent Considerations on Acquisitions [Line Items]
Installments amount payable		10,100
Ipe [Member]
Business Combination and Deferred and Contingent Considerations on Acquisitions [Line Items]
Partial payment		19,900	R$ 3,900
Deferred and contingent consideration		36,400
Ipe [Member] | First and Second Installments [Member]
Business Combination and Deferred and Contingent Considerations on Acquisitions [Line Items]
Unpaid debts due		19,200
Ipe [Member] | Third Installments [Member]
Business Combination and Deferred and Contingent Considerations on Acquisitions [Line Items]
Unpaid debts due		R$ 20,000
Purchase Agreement [Member] | Mercos [Member]
Business Combination and Deferred and Contingent Considerations on Acquisitions [Line Items]
Partial payment	R$ 66,000